Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–60.30%
Aerospace & Defense–2.15%
General Dynamics Corp.	118,813	$15,720,148
Textron, Inc.	151,276	4,034,531
		19,754,679
Apparel Retail–0.24%
TJX Cos., Inc. (The)	45,553	2,177,889
Apparel, Accessories & Luxury Goods–0.50%
Capri Holdings Ltd.(b)	428,034	4,618,487
Automobile Manufacturers–1.49%
General Motors Co.	659,039	13,694,830
Building Products–1.99%
Johnson Controls International PLC	368,441	9,933,169
Trane Technologies PLC	100,786	8,323,916
		18,257,085
Cable & Satellite–1.70%
Charter Communications, Inc., Class A(b)	16,926	7,384,983
Comcast Corp., Class A	240,528	8,269,353
		15,654,336
Commodity Chemicals–0.55%
Dow, Inc.	171,687	5,020,128
Communications Equipment–0.62%
Cisco Systems, Inc.	144,205	5,668,699
Diversified Banks–5.15%
Bank of America Corp.	853,524	18,120,315
Citigroup, Inc.	355,626	14,978,967
JPMorgan Chase & Co.	106,444	9,583,153
Wells Fargo & Co.	161,247	4,627,789
		47,310,224
Electric Utilities–1.81%
Duke Energy Corp.	63,164	5,108,704
Exelon Corp.	172,084	6,334,412
FirstEnergy Corp.	128,730	5,158,211
		16,601,327
Electronic Components–0.54%
Corning, Inc.	241,187	4,953,981
Fertilizers & Agricultural Chemicals–1.73%
Corteva, Inc.	500,591	11,763,889
Nutrien Ltd. (Canada)	120,596	4,093,028
		15,856,917
Food Distributors–1.14%
Sysco Corp.	81,283	3,708,943
US Foods Holding Corp.(b)	384,796	6,814,737
		10,523,680
Shares		Value
Health Care Distributors–1.14%
McKesson Corp.	77,370	$10,465,066
Health Care Equipment–1.95%
Medtronic PLC	109,989	9,918,808
Zimmer Biomet Holdings, Inc.	78,794	7,964,497
		17,883,305
Health Care Services–0.98%
CVS Health Corp.	151,844	9,008,904
Health Care Supplies–0.51%
Alcon, Inc. (Switzerland)(b)	92,892	4,740,467
Home Improvement Retail–0.47%
Kingfisher PLC (United Kingdom)	2,396,410	4,316,519
Hotels, Resorts & Cruise Lines–0.20%
Carnival Corp.(b)	140,475	1,850,056
Insurance Brokers–1.13%
Willis Towers Watson PLC	61,054	10,370,022
Integrated Oil & Gas–2.55%
BP PLC (United Kingdom)	1,862,274	7,922,432
Chevron Corp.	110,389	7,998,787
Royal Dutch Shell PLC, Class A (United Kingdom)	427,061	7,473,484
		23,394,703
Internet & Direct Marketing Retail–0.49%
Booking Holdings, Inc.(b)	3,329	4,478,570
Investment Banking & Brokerage–2.77%
Goldman Sachs Group, Inc. (The)	84,391	13,046,005
Morgan Stanley	365,931	12,441,654
		25,487,659
IT Consulting & Other Services–1.22%
Cognizant Technology Solutions Corp., Class A	240,401	11,171,434
Managed Health Care–1.26%
Anthem, Inc.	50,960	11,569,958
Multi-line Insurance–1.32%
American International Group, Inc.	500,084	12,127,037
Oil & Gas Exploration & Production–1.00%
Canadian Natural Resources Ltd. (Canada)	264,140	3,613,085
Devon Energy Corp.	415,255	2,869,412
Marathon Oil Corp.	813,768	2,677,297
		9,159,794
Other Diversified Financial Services–1.20%
Equitable Holdings, Inc.	295,921	4,276,059
Voya Financial, Inc.	166,715	6,760,293
		11,036,352

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Packaged Foods & Meats–1.54%
Kellogg Co.	96,062	$5,762,760
Mondelez International, Inc., Class A	167,366	8,381,689
		14,144,449
Pharmaceuticals–5.74%
Bristol-Myers Squibb Co.	241,945	13,486,015
GlaxoSmithKline PLC (United Kingdom)	262,170	4,917,615
Johnson & Johnson	140,948	18,482,511
Pfizer, Inc.	220,633	7,201,461
Sanofi (France)	98,312	8,655,464
		52,743,066
Railroads–1.39%
CSX Corp.	223,369	12,799,044
Regional Banks–3.51%
Citizens Financial Group, Inc.	460,626	8,664,375
PNC Financial Services Group, Inc. (The)	141,069	13,503,125
Truist Financial Corp.	328,106	10,118,789
		32,286,289
Semiconductors–3.18%
Intel Corp.	232,495	12,582,629
NXP Semiconductors N.V. (Netherlands)	80,350	6,663,426
QUALCOMM, Inc.	147,002	9,944,685
		29,190,740
Specialty Chemicals–0.46%
DuPont de Nemours, Inc.	123,444	4,209,440
Systems Software–1.53%
Oracle Corp.	290,882	14,058,327
Technology Hardware, Storage & Peripherals–1.25%
Apple, Inc.	45,130	11,476,108
Tobacco–2.70%
Philip Morris International, Inc.	340,639	24,853,021
Wireless Telecommunication Services–1.20%
Vodafone Group PLC (United Kingdom)	7,894,430	11,027,794
Total Common Stocks & Other Equity Interests (Cost $605,097,488)		553,940,386
Principal Amount
U.S. Dollar Denominated Bonds & Notes–27.81%
Aerospace & Defense–0.54%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$262,000	261,508
General Dynamics Corp., 2.88%, 05/11/2020	397,000	397,282
Northrop Grumman Corp., 2.08%, 10/15/2020	1,278,000	1,273,194
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	335,616
Raytheon Co., 3.13%, 10/15/2020	2,375,000	2,387,459
Raytheon Technologies Corp., 4.45%, 11/16/2038	299,000	343,731
		4,998,790
Agricultural & Farm Machinery–0.13%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,174,553
Principal Amount		Value
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	$232,000	$326,003
Air Freight & Logistics–0.16%
FedEx Corp.,
4.90%, 01/15/2034	402,000	430,151
5.10%, 01/15/2044	828,000	825,610
United Parcel Service, Inc., 3.40%, 11/15/2046	236,000	232,151
		1,487,912
Airlines–0.17%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	297,877	287,770
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	117,398	118,444
Series 2012-1, Class A, 4.15%, 04/11/2024	316,237	341,329
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	370,672	374,314
Series 2018-1, Class AA, 3.50%, 03/01/2030	461,848	454,677
		1,576,534
Alternative Carriers–0.29%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	2,143,000	2,708,255
Application Software–0.80%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	2,458,000	2,355,071
1.25%, 04/01/2025	1,558,000	1,685,429
RealPage, Inc., Conv., 1.50%, 11/15/2022	628,000	860,360
Workday, Inc., Conv., 0.25%, 10/01/2022	2,173,000	2,417,463
		7,318,323
Asset Management & Custody Banks–0.40%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	2,715,000	2,837,905
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	420,000	425,982
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	98,000	101,014
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	287,000	294,894
		3,659,795
Automobile Manufacturers–0.15%
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	687,000	612,804
General Motors Co., 6.60%, 04/01/2036	361,000	315,200
General Motors Financial Co., Inc., 5.25%, 03/01/2026	459,000	405,933
		1,333,937
Automotive Retail–0.07%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	602,000	619,604
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–0.95%
AbbVie, Inc.,
4.50%, 05/14/2035	$656,000	$757,159
4.05%, 11/21/2039(c)	1,288,000	1,357,108
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	2,172,000	2,307,859
Gilead Sciences, Inc.,
2.55%, 09/01/2020	1,643,000	1,648,030
4.40%, 12/01/2021	448,000	462,926
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,685,000	2,167,787
		8,700,869
Brewers–0.36%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	914,000	957,925
4.90%, 02/01/2046	1,021,000	1,119,435
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	910,000	923,049
Molson Coors Beverage Co., 4.20%, 07/15/2046	361,000	324,821
		3,325,230
Broadcasting–0.69%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	1,399,000	658,213
1.38%, 10/15/2023	5,513,000	5,223,567
Liberty Formula One, Conv., 1.00%, 01/30/2023	520,000	492,022
		6,373,802
Cable & Satellite–1.88%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,151,000	2,131,652
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	969,000	1,002,109
Comcast Corp.,
4.15%, 10/15/2028	905,000	1,032,487
6.45%, 03/15/2037	278,000	402,731
3.90%, 03/01/2038	746,000	841,864
4.60%, 10/15/2038	364,000	454,971
Discovery Communications LLC, 2.80%, 06/15/2020	3,195,000	3,187,643
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,388,000	6,016,429
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	2,431,000	1,946,319
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	273,122
		17,289,327
Commodity Chemicals–0.10%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	678,000	872,383
Communications Equipment–0.46%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	1,013,000	1,011,987
Principal Amount		Value
Communications Equipment–(continued)
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	$1,295,000	$1,340,972
1.00%, 03/01/2024	1,806,000	1,910,861
		4,263,820
Consumer Finance–0.19%
American Express Co., 3.63%, 12/05/2024	306,000	317,521
Capital One Financial Corp., 3.20%, 01/30/2023	943,000	933,276
Synchrony Financial, 3.95%, 12/01/2027	546,000	486,691
		1,737,488
Data Processing & Outsourced Services–0.21%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(d)	554,000	505,871
Fiserv, Inc., 3.80%, 10/01/2023	1,397,000	1,459,090
		1,964,961
Diversified Banks–2.91%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	348,681
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	2,690,000	2,668,894
2.30%, 06/01/2021	713,000	716,690
Bank of America Corp., 3.25%, 10/21/2027	515,000	538,974
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	698,282
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	496,000	514,943
6.68%, 09/13/2043	741,000	1,006,016
5.30%, 05/06/2044	228,000	277,900
4.75%, 05/18/2046	341,000	392,310
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,508,200
HSBC Holdings PLC (United Kingdom), 2.63% (3 mo. USD LIBOR + 1.14%), 11/07/2025(e)	1,775,000	1,725,158
JPMorgan Chase & Co.,
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(e)(f)	582,000	506,192
4.50%, 01/24/2022	74,000	77,339
3.20%, 06/15/2026	379,000	394,450
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	1,043,000	1,077,000
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	479,000	577,955
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	1,043,000	1,211,476
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	210,176
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	945,000	952,857
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	315,000	312,464
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	890,000	878,292
5.00%, 01/17/2024(c)	735,000	742,112
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	$680,000	$669,502
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	715,000	709,352
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,087,000	2,118,423
Wells Fargo & Co.,
3.55%, 09/29/2025	596,000	629,863
4.10%, 06/03/2026	410,000	438,811
4.65%, 11/04/2044	1,092,000	1,263,501
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	3,590,000	3,586,019
		26,751,832
Diversified Capital Markets–0.43%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	686,000	701,302
Conv., 0.50%, 06/24/2024(c)	3,834,000	3,281,904
		3,983,206
Diversified Metals & Mining–0.03%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	239,250
Drug Retail–0.18%
CVS Pass Through Trust, 6.04%, 12/10/2028	616,773	669,750
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	548,000	556,316
4.50%, 11/18/2034	404,000	419,083
		1,645,149
Electric Utilities–0.40%
Electricite de France S.A. (France),
4.88%, 01/22/2044(c)	846,000	931,698
5.63%(c)(f)	745,000	717,580
Georgia Power Co., Series B, 3.70%, 01/30/2050	341,000	358,288
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	519,000	536,835
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	190,448
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	63,247
Xcel Energy, Inc., 3.50%, 12/01/2049	957,000	854,483
		3,652,579
Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%, 03/01/2035	427,000	489,557
Food Retail–0.35%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	3,190,000	3,241,664
Gas Utilities–0.06%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	606,000	539,655
General Merchandise Stores–0.04%
Dollar General Corp., 3.25%, 04/15/2023	333,000	339,034
Principal Amount		Value
Health Care Equipment–1.19%
Becton, Dickinson and Co., 4.88%, 05/15/2044	$342,000	$351,849
DexCom, Inc., Conv., 0.75%, 12/01/2023	2,639,000	4,619,965
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(c)	1,758,000	1,562,127
Medtronic, Inc., 4.38%, 03/15/2035	234,000	292,400
NuVasive, Inc., Conv., 2.25%, 03/15/2021	1,710,000	1,796,916
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	2,296,000	2,311,964
		10,935,221
Health Care REITs–0.12%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	438,000	443,315
3.88%, 08/15/2024	461,000	470,678
Ventas Realty L.P., 5.70%, 09/30/2043	196,000	207,548
		1,121,541
Health Care Services–0.31%
Cigna Corp., 4.80%, 08/15/2038	298,000	336,776
CVS Health Corp.,
3.38%, 08/12/2024	341,000	352,480
4.10%, 03/25/2025	1,237,000	1,304,115
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	548,000	552,882
4.70%, 02/01/2045	241,000	275,233
		2,821,486
Home Improvement Retail–0.12%
Home Depot, Inc. (The), 2.00%, 04/01/2021	575,000	575,946
Lowe’s Cos., Inc., 4.55%, 04/05/2049	508,000	564,498
		1,140,444
Homebuilding–0.10%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	956,000	908,989
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	182,000	130,359
Insurance Brokers–0.03%
Willis North America, Inc., 3.60%, 05/15/2024	228,000	235,752
Integrated Oil & Gas–0.09%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	248,286
Occidental Petroleum Corp.,
3.40%, 04/15/2026	333,000	160,280
3.20%, 08/15/2026	225,000	110,026
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	304,000	294,819
		813,411
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.78%
AT&T, Inc.,
3.00%, 06/30/2022	$474,000	$478,587
3.40%, 05/15/2025	263,000	272,509
4.30%, 02/15/2030	318,000	342,948
4.50%, 05/15/2035	421,000	460,738
5.35%, 09/01/2040	92,000	107,442
5.15%, 03/15/2042	82,000	94,444
4.80%, 06/15/2044	851,000	952,377
5.15%, 11/15/2046	128,000	151,217
Orange S.A. (France), 4.13%, 09/14/2021	1,385,000	1,417,685
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	328,000	392,152
4.67%, 03/06/2038	750,000	809,905
5.21%, 03/08/2047	700,000	789,072
Verizon Communications, Inc.,
4.40%, 11/01/2034	297,000	348,839
4.81%, 03/15/2039	459,000	567,499
		7,185,414
Interactive Media & Services–0.30%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(c)(d)	3,093,000	2,758,569
Internet & Direct Marketing Retail–0.84%
Booking Holdings, Inc., Conv., 0.90%, 09/15/2021	1,430,000	1,429,142
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,211,000	2,941,975
QVC, Inc., 5.45%, 08/15/2034	802,000	589,852
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,721,000	2,717,745
		7,678,714
Investment Banking & Brokerage–0.76%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	364,000	378,691
4.25%, 10/21/2025	502,000	528,807
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	5,920,000	5,421,418
Morgan Stanley, 4.00%, 07/23/2025	619,000	663,751
		6,992,667
IT Consulting & Other Services–0.05%
DXC Technology Co., 4.45%, 09/18/2022	446,000	460,129
Life & Health Insurance–0.44%
Athene Global Funding,
4.00%, 01/25/2022(c)	1,110,000	1,122,365
2.75%, 06/25/2024(c)	260,000	260,774
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	669,000	689,928
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	479,000	476,480
3.25%, 01/30/2024(c)	438,000	436,798
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	405,000	465,784
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	136,917
Principal Amount		Value
Life & Health Insurance–(continued)
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	$423,000	$419,974
		4,009,020
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	543,000	586,848
Movies & Entertainment–0.20%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	1,953,000	1,861,268
Multi-line Insurance–0.19%
American Financial Group, Inc., 4.50%, 06/15/2047	474,000	475,071
American International Group, Inc., 4.38%, 01/15/2055	656,000	641,596
Metropolitan Life Global Funding I, 2.05%, 06/12/2020(c)	590,000	589,666
		1,706,333
Multi-Utilities–0.12%
NiSource, Inc., 4.38%, 05/15/2047	562,000	572,644
Sempra Energy, 3.80%, 02/01/2038	551,000	519,277
		1,091,921
Office REITs–0.07%
Office Properties Income Trust, 4.00%, 07/15/2022	664,000	650,094
Oil & Gas Equipment & Services–0.21%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	1,105,000	833,702
Oil States International, Inc., Conv., 1.50%, 02/15/2023	1,451,000	1,139,942
		1,973,644
Oil & Gas Exploration & Production–0.07%
ConocoPhillips Co., 4.15%, 11/15/2034	217,000	236,203
Noble Energy, Inc., 5.25%, 11/15/2043	756,000	445,878
		682,081
Oil & Gas Storage & Transportation–0.75%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,722,000	1,506,888
4.90%, 03/15/2035	325,000	256,583
5.00%, 05/15/2050	716,000	558,341
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	28,062
4.25%, 02/15/2048	686,000	643,734
Kinder Morgan, Inc., 5.30%, 12/01/2034	384,000	371,456
MPLX L.P.,
4.50%, 07/15/2023	1,656,000	1,427,624
4.50%, 04/15/2038	799,000	626,959
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	295,383
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	445,563
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	587,000	491,191
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	$169,000	$216,760
		6,868,544
Other Diversified Financial Services–2.49%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	5,674,000	5,373,278
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,688,000	5,252,868
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	5,897,000	5,740,140
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,704,000	5,565,963
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	945,000	942,823
		22,875,072
Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co., 4.63%, 10/01/2039(c)	525,000	472,955
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	60,000	65,590
		538,545
Paper Packaging–0.15%
International Paper Co., 6.00%, 11/15/2041	223,000	288,123
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,125,124
		1,413,247
Pharmaceuticals–1.08%
Allergan Funding S.C.S., 4.85%, 06/15/2044	864,000	1,077,100
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,055,025
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	590,000	584,493
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023(c)	485,000	508,953
4.13%, 06/15/2039(c)	603,000	730,579
4.63%, 05/15/2044(c)	1,390,000	1,785,067
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	95,053
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	1,455,000	1,384,069
Mylan N.V., 3.15%, 06/15/2021	393,000	389,515
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	1,080,000	1,043,513
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,057,000	854,034
Zoetis, Inc., 4.70%, 02/01/2043	333,000	376,464
		9,883,865
Property & Casualty Insurance–0.35%
Allstate Corp. (The), 3.28%, 12/15/2026	292,000	303,604
Liberty Mutual Group, Inc., 4.85%, 08/01/2044(c)	887,000	956,581
Principal Amount		Value
Property & Casualty Insurance–(continued)
Markel Corp.,
5.00%, 03/30/2043	$351,000	$380,713
5.00%, 05/20/2049	482,000	525,518
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	728,913
WR Berkley Corp., 4.63%, 03/15/2022	382,000	328,366
		3,223,695
Railroads–0.34%
Burlington Northern Santa Fe LLC, 5.15%, 09/01/2043	901,000	1,175,531
CSX Corp., 5.50%, 04/15/2041	346,000	409,489
Norfolk Southern Corp., 3.40%, 11/01/2049	456,000	449,327
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	95,867
4.15%, 01/15/2045	401,000	431,329
3.84%, 03/20/2060(c)	519,000	564,262
		3,125,805
Regional Banks–0.12%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	415,000	418,499
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	669,000	664,979
		1,083,478
Reinsurance–0.17%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	1,015,000	1,149,856
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	388,190
		1,538,046
Renewable Electricity–0.06%
Oglethorpe Power Corp., 4.55%, 06/01/2044	529,000	568,918
Residential REITs–0.04%
American Campus Communities Operating Partnership L.P., 2.85%, 02/01/2030	355,000	333,703
Restaurants–0.08%
Starbucks Corp., 3.55%, 08/15/2029	685,000	720,293
Retail REITs–0.11%
Regency Centers L.P.,
2.95%, 09/15/2029	745,000	704,063
4.65%, 03/15/2049	256,000	274,660
		978,723
Semiconductor Equipment–0.22%
Applied Materials, Inc., 2.63%, 10/01/2020	1,979,000	1,983,615
Semiconductors–1.28%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	610,000	604,778
Cree, Inc., Conv., 0.88%, 09/01/2023	3,209,000	2,939,897
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Semiconductors–(continued)
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	$1,983,000	$2,040,197
Micron Technology, Inc.,
4.19%, 02/15/2027	410,000	416,136
4.66%, 02/15/2030	670,000	703,108
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	656,000	710,580
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	1,548,000	1,541,628
QUALCOMM, Inc., 2.25%, 05/20/2020	2,000,000	1,999,792
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	563,000	624,990
Texas Instruments, Inc., 2.63%, 05/15/2024	210,000	219,383
		11,800,489
Specialized REITs–0.20%
Crown Castle International Corp., 4.75%, 05/15/2047	46,000	50,459
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,417,547
LifeStorage L.P., 3.50%, 07/01/2026	404,000	386,050
		1,854,056
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	156,000	170,314
Systems Software–0.62%
FireEye, Inc.,
Series A, Conv., 1.00%, 06/01/2020(d)	1,566,000	1,535,834
Series B, Conv., 1.63%, 06/01/2022(d)	1,587,000	1,440,567
Microsoft Corp., 3.50%, 02/12/2035	367,000	435,927
Oracle Corp., 3.60%, 04/01/2040	2,290,000	2,287,676
		5,700,004
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	641,000	640,100
Technology Hardware, Storage & Peripherals–0.59%
Apple, Inc.,
2.15%, 02/09/2022	652,000	666,987
3.35%, 02/09/2027	305,000	333,502
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	587,000	603,111
8.35%, 07/15/2046(c)	14,000	16,508
SanDisk LLC, Conv., 0.50%, 10/15/2020	2,520,000	2,152,426
Western Digital Corp., Conv., 1.50%, 02/01/2024	1,916,000	1,676,163
		5,448,697
Tobacco–0.32%
Altria Group, Inc., 5.80%, 02/14/2039	1,088,000	1,196,332
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	385,136
4.88%, 11/15/2043	1,102,000	1,335,246
		2,916,714
Principal Amount		Value
Trading Companies & Distributors–0.12%
Air Lease Corp.,
3.00%, 09/15/2023	$63,000	$50,875
4.25%, 09/15/2024	392,000	349,392
Aircastle Ltd., 4.40%, 09/25/2023	761,000	736,948
		1,137,215
Trucking–0.17%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	1,015,000	918,062
4.88%, 10/01/2025(c)	669,000	597,387
		1,515,449
Wireless Telecommunication Services–0.30%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	642,599
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	609,986
4.30%, 02/15/2048	1,379,000	1,513,063
		2,765,648
Total U.S. Dollar Denominated Bonds & Notes (Cost $256,654,712)		255,441,652
U.S. Treasury Securities–5.45%
U.S. Treasury Bills–0.00%
0.11%, 04/09/2020(g)(h)	15,000	14,995
U.S. Treasury Bonds–1.23%
4.50%, 02/15/2036	3,636,800	5,590,443
4.50%, 08/15/2039	36,400	58,301
4.38%, 05/15/2040	72,800	115,775
2.38%, 11/15/2049	4,404,600	5,501,105
		11,265,624
U.S. Treasury Notes–4.22%
2.63%, 11/15/2020	545,600	554,050
0.38%, 03/31/2022	8,689,300	8,713,230
0.50%, 03/15/2023	15,880,500	15,981,614
0.50%, 03/31/2025	9,110,100	9,168,640
0.63%, 03/31/2027	2,804,800	2,820,741
1.50%, 02/15/2030	1,408,100	1,518,190
		38,756,465
Total U.S. Treasury Securities (Cost $48,142,984)		50,037,084
Shares
Preferred Stocks–0.62%
Asset Management & Custody Banks–0.14%
AMG Capital Trust II, 5.15%, Conv. Pfd.	42,732	1,300,655
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	10,911	265,683
Oil & Gas Storage & Transportation–0.45%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,106,457
Total Preferred Stocks (Cost $5,854,432)		5,672,795
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.12%
Federal Home Loan Mortgage Corp. (FHLMC)–0.12%
6.75%, 03/15/2031	$682,000	$1,062,924
5.50%, 02/01/2037	14	16
		1,062,940
Federal National Mortgage Association (FNMA)–0.00%
5.50%, 03/01/2021	12	12
9.50%, 04/01/2030	883	1,004
		1,016
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $843,328)		1,063,956
Shares		Value
Money Market Funds–6.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(i)	22,049,068	$22,049,068
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(i)	11,774,942	11,770,232
Invesco Treasury Portfolio, Institutional Class, 0.30%(i)	25,198,934	25,198,935
Total Money Market Funds (Cost $59,014,057)		59,018,235
TOTAL INVESTMENTS IN SECURITIES–100.72% (Cost $975,607,001)		925,174,108
OTHER ASSETS LESS LIABILITIES—(0.72)%		(6,568,826)
NET ASSETS–100.00%		$918,605,282
Investment Abbreviations:
Conv.	– Convertible
DAC	– Designated Activity Co.
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $46,746,573, which represented 5.09% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	13	June-2020	$(1,629,672)	$(49,558)	$(49,558)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/04/2020	State Street Bank & Trust Co.	CAD	713,110	USD	509,121	$2,199
05/04/2020	State Street Bank & Trust Co.	CHF	209,087	USD	219,992	2,404
05/04/2020	State Street Bank & Trust Co.	EUR	215,753	USD	240,559	2,311
05/04/2020	State Street Bank & Trust Co.	USD	184,286	CAD	260,461	866
05/04/2020	State Street Bank & Trust Co.	USD	186,624	EUR	171,472	2,725
05/04/2020	State Street Bank & Trust Co.	USD	2,037,894	GBP	1,640,741	1,498
Subtotal—Appreciation						12,003
Currency Risk
05/04/2020	Bank of New York Mellon (The)	CAD	2,332,998	USD	1,627,881	(30,557)
05/04/2020	Bank of New York Mellon (The)	CHF	2,664,957	USD	2,726,857	(46,454)
05/04/2020	Bank of New York Mellon (The)	EUR	5,430,906	USD	5,881,834	(115,295)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/04/2020	Bank of New York Mellon (The)	GBP	9,383,616	USD	11,048,691	$(614,864)
05/04/2020	State Street Bank & Trust Co.	CAD	328,564	USD	229,701	(3,862)
05/04/2020	State Street Bank & Trust Co.	CHF	606,675	USD	624,553	(6,790)
05/04/2020	State Street Bank & Trust Co.	EUR	461,137	USD	503,891	(5,324)
05/04/2020	State Street Bank & Trust Co.	GBP	13,267,373	USD	15,729,464	(761,486)
05/04/2020	State Street Bank & Trust Co.	USD	89,265	CHF	85,401	(391)
Subtotal—Depreciation						(1,585,023)
Total Forward Foreign Currency Contracts						$(1,573,020)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$504,886,611	$49,053,775	$—	$553,940,386
U.S. Dollar Denominated Bonds & Notes	—	255,441,652	—	255,441,652
U.S. Treasury Securities	—	50,037,084	—	50,037,084
Preferred Stocks	5,672,795	—	—	5,672,795
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,063,956	—	1,063,956
Money Market Funds	59,018,235	—	—	59,018,235
Total Investments in Securities	569,577,641	355,596,467	—	925,174,108
Other Investments - Assets*
Forward Foreign Currency Contracts	—	12,003	—	12,003
Other Investments - Liabilities*
Futures Contracts	(49,558)	—	—	(49,558)
Forward Foreign Currency Contracts	—	(1,585,023)	—	(1,585,023)
	(49,558)	(1,585,023)	—	(1,634,581)
Total Other Investments	(49,558)	(1,573,020)	—	(1,622,578)
Total Investments	$569,528,083	$354,023,447	$—	$923,551,530

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Equity and Income Fund